UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Compliance
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	November 15, 2000

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:		$367,854,515



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Aldila Inc.                  Com    014384101   1,651,818.8    714,300  Defined       409,300  	305,000
Amer West Hldg Corp. Cl. B   Com    023657208  18,774,356.3  1,540,460  Defined       990,900	549,560
AngloGold                    Com    356142208     942,050.6     51,268  Defined             0	 51,268
Arch Chemicals               Com    039373102  11,479,250.0    629,000  Defined       210,000   419,000
Ashanti Goldfields Co. Ltd.  Com    043743202   3,300,615.3  1,288,045  Defined       871,200 	416,845
Barrick Gold Corp.           Com    067901108     668,102.5     43,810  Defined             0	 43,810
B.F. Goodrich Co.            Com    382388106  10,235,775.0    261,200  Defined        45,300   215,900
Borders Group Inc.           Com    099709107   7,506,040.6    538,550  Defined       295,000   243,550
Buffets, Inc.                Com    119882108  15,167,625.0  1,103,100  Defined       384,600  	718,500
Calgon Carbon                Com    129603106   6,204,484.4    910,750  Defined       492,000  	418,750
Cold Metal Products          Com    192861102     733,851.3    308,990  Defined             0	308,990
Cole National Corp.          Com    193290103   9,664,525.0  1,486,850  Defined       451,600 1,035,250
Cooper Tire & Rubber         Com    216831107  11,456,659.4  1,138,550  Defined       374,900   763,650
Cytec Industries Inc.        Com    232820100   7,649,396.6    228,767  Defined             0   228,767
Dawson Geophysical           Com    239359102   3,791,244.4    356,823  Defined             0   356,823
Doncasters PLC               Com    257692103  11,572,875.0    571,500  Defined             0   571,500
DSG Intl                     Com    G28471103     345,630.9     74,731  Defined             0	 74,731
East West Bancorp Inc.       Com    27579R104  18,772,175.0    959,600  Defined       457,800   501,800
Emcee Broadcast Products     Com    268650108   1,190,100.0    396,700  Sole          396,700  	      0
Fastnet Corp.                Com    311877104     867,600.0    433,800  Sole          433,800         0
Foster L B Co Class A        Com    350060109     903,777.2    262,917  Defined             0	262,917
Guilford Mills Inc.          Com    401794102   1,445,156.3    770,750  Defined       500,000  	270,750
Hampshire Group, Ltd         Com    408859106     132,800.0     16,600  Defined             0	 16,600
ITSA                         Com    G4984V106     484,315.4    191,429  Sole          191,429         0
Litton Industries            Com    538021106   3,597,343.8     80,500  Defined             0	 80,500
Loews Corporation            Com    540424108  13,991,992.5    167,820  Defined        40,100	127,720
Magellan Health Services     Com    559079108   4,588,000.6  1,203,410  Defined       970,000 	233,410
Matrix Pharmaceutical        Com    576844104  35,193,815.6  2,261,450  Defined       900,000 1,361,450
Miller Herman Inc.           Com    600544100   1,841,862.4     57,446  Defined             0    57,446
Nautica Enterprises Inc.     Com    639089101   1,742,241.4    134,666  Defined             0	134,666
Newmont Mining               Com    651639106   2,323,109.5    136,654  Defined             0	136,654
Nucentrix Broadband Networks Com    670198100  22,995,657.2    897,392  Defined       445,000   452,392
Nucor Corp.                  Com    670346105   1,022,118.8     33,650  Defined             0    33,650
NVR Inc.                     Com    62944T105  17,328,208.5    213,929  Defined             0  	213,929
Payless Shoesource           Com    704379106  17,801,672.0    317,887  Defined       100,000 	217,887
Respironics                  Com    761230101  19,275,898.1  1,155,110  Defined       580,460   574,650
RF Monolithics Inc.          Com    74955F106   4,930,300.0    839,200  Defined       415,000   424,200
Rockford Corp.               Com    77316P101   3,318,468.8    558,900  Defined       315,000   243,900
Spectrum Control             Com    847615101   7,249,006.3    451,300  Sole          451,300  	      0
Teledyne Technologies Inc.   Com    879360105   8,471,588.8    290,870  Defined             0   290,870
Tuscarora Inc                Com    900902107   3,580,500.0    260,400  Defined       230,700    29,700
UST Inc.                     Com    902911106   6,082,462.5    265,900  Defined       189,600    76,300
Vicorp Restaurants           Com    925817108  15,291,266.3    784,168  Defined       336,568 	447,600
Waste Management             Com    94106L109  12,493,096.9    716,450  Defined       310,000   406,450
Water Pik Technologies       Com    94113U100     479,482.8     49,495  Defined             0    49,495
Wet Seal Inc. Cl. A          Com    961840105   5,445,915.6    347,150  Defined             0   347,150
Whirlpool Corp.              Com    963320106   8,299,812.5    213,500  Defined       150,000    63,500
WSFS Financial               Com    929328102   5,570,468.8    509,300  Defined       276,300  	233,000

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